Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Mar. 15, 2017	Mar. 31, 2017 USD ($) Institution Segment	Dec. 31, 2016 USD ($) Institution Segment
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment | Segment		1	1
Significant uncertain tax positions		$ 0	$ 0
Capital stock conversion basis ratio	2.3336572
Number of principal financial institutions in cash deposit | Institution		2	2
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Furniture and equipment estimated useful lives		3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Furniture and equipment estimated useful lives		7 years
Accounting Standards Update 2015-03 [Member] | Convertible Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Effect of adoption of new ASU			$ (75,561)
Furniture and Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Furniture and equipment estimated useful lives			3 years
Furniture and Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Furniture and equipment estimated useful lives			7 years